OTHER FINANCIAL ASSETS (Details) $ in Thousands, $ in Thousands, € in Millions						1 Months Ended				12 Months Ended	13 Months Ended
	Jun. 27, 2024 CAD ($)	Jun. 27, 2024 EUR (€)	May 25, 2023 CAD ($)	May 25, 2023 USD ($) tranches	Mar. 30, 2023 CAD ($) vapeCartridge	May 31, 2024 CAD ($)	May 31, 2024 USD ($)	Nov. 30, 2023 CAD ($)	Nov. 30, 2023 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Jul. 04, 2024 CAD ($)	Jul. 04, 2024 EUR (€)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 30, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Secured convertible loan advanced, period of extensions			1 year	1 year
Other financial assets										$ 40,727	$ 8,437
Weekend Holdings Corp. (“WHC”)
Disclosure of detailed information about financial instruments [line items]
Number of vape cartridges for use with cannabis | vapeCartridge					510
Period of exclusivity following commercialization					18 months
Investments in equity instruments designated at fair value through other comprehensive income					$ 5,504					5,441	5,345							$ 4,000
Preference shares subscription, transaction costs					$ 73
Participating share					2.60%
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments										96	(159)
Phylos Bioscience Inc. ("Phylos")
Disclosure of detailed information about financial instruments [line items]
Secured convertible loan advanced				$ 8,000
Number of tranches, secured convertible loan advances | tranches				3
Number of remaining tranches, secured convertible loan | tranches				2
Paid-in-kind interest rate above US prime rate				3.50%
Paid-in-kind interest rate cap				11.00%
Other financial assets										9,285	3,092
Gains (losses) on financial assets at fair value through profit or loss										3,227	$ 52
Phylos Bioscience Inc. ("Phylos") | First
Disclosure of detailed information about financial instruments [line items]
Cash advances and loans made to other parties, classified as investing activities			$ 4,429	$ 3,250
Phylos Bioscience Inc. ("Phylos") | Second and third
Disclosure of detailed information about financial instruments [line items]
Secured convertible loan advanced				$ 4,750
Phylos Bioscience Inc. ("Phylos") | Second
Disclosure of detailed information about financial instruments [line items]
Cash advances and loans made to other parties, classified as investing activities								$ 3,746	$ 2,750
Secured convertible loan, payment period			12 months	12 months
Phylos Bioscience Inc. ("Phylos") | Third
Disclosure of detailed information about financial instruments [line items]
Cash advances and loans made to other parties, classified as investing activities						$ 1,357	$ 1,000
Secured convertible loan, payment period			24 months	24 months
Open Book Extracts (“OBX”)
Disclosure of detailed information about financial instruments [line items]
Other financial assets										2,881
Gains (losses) on financial assets at fair value through profit or loss										164
Notional amount																$ 2,717	$ 2,000
Investment related costs										286
Open Book Extracts (“OBX”) | Bank of England Base Rate
Disclosure of detailed information about financial instruments [line items]
Interest rate financial assets																8.00%	8.00%
Open Book Extracts (“OBX”) | Top of range | Bank of England Base Rate
Disclosure of detailed information about financial instruments [line items]
Interest rate financial assets																15.00%	15.00%
Sanity Group GmbH ("Sanity Group")
Disclosure of detailed information about financial instruments [line items]
Other financial assets										19,153				$ 21,000	€ 14.0
Investments accounted for using equity method												$ 3,720	€ 2.5
Investment related costs										243
Sanity Group GmbH ("Sanity Group") | Equity investments
Disclosure of detailed information about financial instruments [line items]
Other financial assets | €															2.5
Gains (losses) on financial assets at fair value through profit or loss										247
Sanity Group GmbH ("Sanity Group") | Unsecured Convertible Note
Disclosure of detailed information about financial instruments [line items]
Other financial assets | €															€ 11.5
Gains (losses) on financial assets at fair value through profit or loss										$ 2,253
Contingent unsecured convertible loan, option to advance | €		€ 3.0
Financial assets, annual interest		10.00%
Financial assets, term	36 months	36 months
Sanity Group GmbH ("Sanity Group") | First | Unsecured Convertible Note
Disclosure of detailed information about financial instruments [line items]
Cash advances and loans made to other parties, classified as investing activities	$ 16,900	€ 11.5